Condensed Financial Information of the Parent Company - Condensed Balance Sheets (Detail) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2013 Parent Company [Member] USD ($)	Dec. 31, 2013 Parent Company [Member] CNY	Dec. 31, 2012 Parent Company [Member] USD ($)	Dec. 31, 2012 Parent Company [Member] CNY	Dec. 31, 2011 Parent Company [Member] CNY	Dec. 31, 2010 Parent Company [Member] CNY	Dec. 31, 2013 Parent Company [Member] Class A Ordinary Shares [Member] USD ($)	Dec. 31, 2013 Parent Company [Member] Class A Ordinary Shares [Member] CNY	Dec. 31, 2012 Parent Company [Member] Class A Ordinary Shares [Member] CNY	Dec. 31, 2013 Parent Company [Member] Class B Ordinary Shares [Member] USD ($)	Dec. 31, 2013 Parent Company [Member] Class B Ordinary Shares [Member] CNY	Dec. 31, 2012 Parent Company [Member] Class B Ordinary Shares [Member] CNY
Current assets:
Cash and cash equivalents	$ 188,085	1,138,613	$ 69,474	420,576	213,705	174,342	$ 104,179	630,670
Prepaid expenses and other current assets	2,195	13,287		12,435			31	187
Due from subsidiaries							1,945	11,771
Total current assets	313,736	1,899,265		786,192			106,155	642,628
Non-current assets:
Investment in subsidiaries							300,316	1,818,025		1,573,927
Total non-current assets	266,562	1,613,685		1,593,481			300,316	1,818,025		1,573,927
Total assets	580,298	3,512,950		2,379,673			406,471	2,460,653		1,573,927
Current liabilities:
Accrued expenses and other payables	53,537	324,094		213,208			3,421	20,707		14,450
Payable for repurchase of common stock							37,500	227,015
Due to subsidiaries										1,833
Due to related parties	94	567					94	567
Total current liabilities	130,469	789,818		336,292			41,015	248,289		16,283
Total liabilities	214,842	1,300,586		821,698			41,015	248,289		16,283
Commitments and contingencies
Shareholders' equity:
Ordinary shares				6,867						6,867			408	2,472		773	4,677
Additional paid-in capital	321,954	1,949,013		1,128,314			321,954	1,949,013		1,128,314
Accumulated other comprehensive income	328	1,986		583			328	1,986		252
Retained earnings	41,993	254,216		422,211			41,993	254,216		422,211
Total shareholders' equity	365,456	2,212,364		1,557,975	1,360,279	1,540,805	365,456	2,212,364		1,557,644
Total liabilities and shareholders' equity	$ 580,298	3,512,950		2,379,673			$ 406,471	2,460,653		1,573,927